Note 1 - Nature of Business and Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Revenue Recognition
Revenue Recognition

Revenue Recognition

Sales of services are recorded when services are provided, the earnings process is complete or substantially complete, and the revenue is measurable and collectability is reasonably assured. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related services are recorded. The Company defers any revenue from services in which payment has been received, but the earnings process has not occurred.

The Company doesn’t currently provide product warranties, but if it does in the future it will provide for specific product lines and accrue for estimated future warranty costs in the period in which the revenue is recognized.

Revenue Recognition

Sales of services are recorded when services are provided, the earnings process is complete or substantially complete, and the revenue is measurable and collectability is reasonably assured. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related services are recorded. The Company defers any revenue from services in which payment has been received, but the earnings process has not occurred.

The Company doesn’t currently provide product warranties, but if it does in the future it will provide for specific product lines and accrue for estimated future warranty costs in the period in which the revenue is recognized.